SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 04, 2014	Oct. 31, 2012	Nov. 02, 2011	Feb. 15, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options and restricted stock awards	$ 50,227	$ 50,227
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years		4 years
Cash dividend paid, per share	$ 0.16	$ 0.64	$ 0.64	$ 0.48
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount				$ 400,000
Maximum Amount Per Repurchase [Member] | Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 100,000	$ 100,000	$ 100,000	$ 100,000
Two Thousand Eight Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
Stock options vesting period in years		3 years
Perentage of restricted share units that vest annually		25.00%
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted		3.50%
Two Thousand Three Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, options granted		$ 32.58	$ 19.69	$ 18.24
Total intrinsic value, options exercised		$ 40,519	$ 35,028	$ 24,949
Average price of shares purchased by employees		$ 24.38
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by employees		0	11,196	23,478
Average price of shares purchased by employees		$ 0	$ 38.91	$ 33.36
Price of options, as a percent of fair market value of ordinary shares		95.00%
Stock Compensation Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares	2.00%	2.00%
Stock Compensation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares	10.00%	10.00%